Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share capital [member] CNY (¥)	Share capital [member] USD ($)	Additional paid in capital [member] CNY (¥)	Additional paid in capital [member] USD ($)	Capital reserve [member] CNY (¥) [1]	Capital reserve [member] USD ($)	[1]	PRC statutory reserve [member] CNY (¥) [2]	PRC statutory reserve [member] USD ($)	[2]	Share incentive plan reserve [member] CNY (¥)	Share incentive plan reserve [member] USD ($)	Retained profits [member] CNY (¥)	Retained profits [member] USD ($)
Beginning balance at Dec. 31, 2017	¥ 2,546,622		¥ 136		¥ 392,076		¥ 560,892			¥ 127,593			¥ 3,110		¥ 1,462,815
Loss and total comprehensive loss for the year	(7,982)														(7,982)
Transfer										8,024					(8,024)
Ending balance at Dec. 31, 2018	2,538,640		136		392,076		560,892			135,617			3,110		1,446,809
Loss and total comprehensive loss for the year	(104,870)														(104,870)
Transfer										924					(924)
Ending balance at Dec. 31, 2019	2,433,770		136		392,076		560,892			136,541			3,110		1,341,015
Loss and total comprehensive loss for the year	(399,046)	$ (61,156)													(399,046)
Ending balance at Dec. 31, 2020	¥ 2,034,724	$ 311,836	¥ 136	$ 21	¥ 392,076	$ 60,088	¥ 560,892	$ 85,961		¥ 136,541	$ 20,926		¥ 3,110	$ 477	¥ 941,969	$ 144,363

[1]	Capital reserve include (a) additional capital contributions, comprising a cash injection of RMB159.8 million and an option of RMB386.3 million, being the fair value at grant date, by equity owners to acquire Zhengxing Wheel Group Co., Limited (b) capital contribution of RMB10.9 million in the year ended December 31, 2011 by equity owners pursuant to a shareholder agreement and (c) the recognition of share-based payment expenses of RMB3,829,000 (US$600,000) as of January 1, 2018, December 31, 2018, 2019 and 2020, in relation to restricted shares awarded to a management executive by an equity participant (Newrace Limited) .
[2]	As stipulated by the relevant laws and regulations in the People’s Republic of China (the “PRC”), companies established in the PRC (the “PRC subsidiaries”) are required to maintain a statutory reserve made out of profit for the year based on the PRC subsidiaries’ statutory financial statements which are prepared in accordance with the accounting principles generally accepted in the PRC. The amount and allocation basis are decided by the board of directors of the relevant PRC subsidiaries annually and is not to be less than 10% of the profit for the year of the relevant PRC subsidiaries. The aggregate amount allocated to the reserves will be limited to 50% of registered capital for certain subsidiaries. Statutory reserve can be used for expanding the capital base of the PRC subsidiaries by means of capitalization issue.